SCHEDULE OF WARRANTS TRANSACTIONS (Details) - Warrant [Member] - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Shares, Outstanding at Beginning of Year			631,737
Weighted- Average Exercise Price, Outstanding at Beginning of Year			$ 2.66
Shares, Granted	1,296,875	157	1,296,875	157
Weighted- Average Exercise Price, Granted			$ 3.47
Shares, Exercised
Weighted- Average Exercise Price, Exercised
Shares, Forfeited or Cancelled			(46,536)
Weighted- Average Exercise Price, Forfeited or Cancelled			$ 24.23
Shares, Outstanding at End of Year	1,882,076		1,882,076
Weighted- Average Exercise Price, Outstanding at Outstanding at End of Year	$ 9.42		$ 9.42
Shares, Warrant Exercisable	585,200		585,200
Weighted- Average Exercise Price, Outstanding at Outstanding at End of Year	$ 22.59		$ 22.59
Weighted-Average Fair Value of Warrants Granted During the Year			2 years 7 days